Financial instruments - Activity in level 3 financial assets (Details) - Level 3 - Financial investments - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 46	$ 28
Additions	19	9
Gain recognized in Consolidated Statement of Comprehensive Income	1	0
Unrealized (losses) in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	(1)	0
Balance as of June 30	65	37
Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	6	24
Additions	0	0
Gain recognized in Consolidated Statement of Comprehensive Income	0	0
Unrealized (losses) in Consolidated Income Statement	(1)	(1)
Amortization	0	(8)
Settlement	0	0
Balance as of June 30	$ 5	$ 15